Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2022	Jan. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	$ 644,537	$ 599,157
Intangible assets, amortization cost	391,972	369,548
Intangible assets. net	252,565	229,609
Customer agreements and relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	266,481	251,402
Intangible assets, amortization cost	141,408	135,380
Existing technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	355,275	326,411
Intangible assets, amortization cost	234,197	218,953
Trade names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	8,990	9,038
Intangible assets, amortization cost	6,894	6,677
Non-compete covenants
Finite-Lived Intangible Assets [Line Items]
Intangible assets, cost	13,791	12,306
Intangible assets, amortization cost	$ 9,473	$ 8,538